MINERAL PROPERTY INTERESTS - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
MINERAL PROPERTY INTERESTS
Beginning balance	$ 113,765,931	$ 109,136,672
Capitalized exploration expenditures
Reporting and assessment	285,246	1,408,276
Drilling and assaying	12,230	71,111
Project management and support	2,082,097	2,908,393
Camp service	492,710	528,463
Permit and license	60,424	42,381
Value added tax receivable	155,152	144,372
Foreign currency impact	80,575	(473,737)
Ending balance	116,934,365	113,765,931
Silver Sand Project
MINERAL PROPERTY INTERESTS
Beginning balance	88,977,334	86,135,820
Capitalized exploration expenditures
Reporting and assessment	94,894	999,402
Drilling and assaying	342	47,217
Project management and support	1,155,235	1,765,297
Camp service	179,873	249,764
Permit and license	12,606	33,073
Value added tax receivable	109,086	112,332
Foreign currency impact	51,499	(365,571)
Ending balance	90,580,869	88,977,334
Carangas Project
MINERAL PROPERTY INTERESTS
Beginning balance	19,854,042	18,137,910
Capitalized exploration expenditures
Reporting and assessment	190,352	408,874
Drilling and assaying	6,763	23,894
Project management and support	889,034	1,079,177
Camp service	295,804	241,945
Permit and license	47,818	9,308
Value added tax receivable	44,020	31,061
Foreign currency impact	26,018	(78,127)
Ending balance	21,353,851	19,854,042
Silverstrike Project
MINERAL PROPERTY INTERESTS
Beginning balance	4,934,555	4,862,942
Capitalized exploration expenditures
Drilling and assaying	5,125
Project management and support	37,828	63,919
Camp service	17,033	36,754
Value added tax receivable	2,046	979
Foreign currency impact	3,058	(30,039)
Ending balance	$ 4,999,645	$ 4,934,555